Federated U.S. Government Securities Fund: 1-3 Years



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000



                                 April 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



     RE: Federated U.S. Government Securities Fund: 1-3 Years
         1933 Act File No. 2-89028
         1940 ACT FILE NO. 811-3947



Dear Sir or Madam:


      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated April 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 30 on April 24, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-8239.


                                          Very truly yours,



                                          /s/Karen M. Brownlee
                                          Karen M. Brownlee
                                          Assistant Secretary